INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net	$ 3,051,625	$ 3,244,357	$ 3,629,821
Intellectual Technology [Member]
Amortization Period	10 years	10 years	10 years
Intangible assets, gross	$ 3,854,675	$ 3,854,675	$ 3,854,675
Accumulated amortization	803,050	610,318	224,854
Intangible assets, net	$ 3,051,625	$ 3,244,357	$ 3,629,821